Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Cambria Chesapeake Pure Trend ETF
Shareholder Report [Line Items]
Fund Name	Cambria Chesapeake Pure Trend ETF
Class Name	Cambria Chesapeake Pure Trend ETF
Trading Symbol	MFUT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Chesapeake Pure Trend ETF (the "Fund") for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cambriafunds.com/mfut. You can also request this information by contacting us at (855) 843‑2534 or by writing to the Cambria Chesapeake Pure Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 843‑2534
Additional Information Website	www.cambriafunds.com/mfut
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Chesapeake Pure Trend ETF	$131	1.16%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.16% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period July 1, 2025 – June 30, 2026

During the 12-month reporting period, the MFUT Fund returned +25.93% (NAV) and 25.65% (market price).

The Fund began the fiscal year with strong gains—benefiting from long positions in select commodities and trend-driven single equities.

MFUT maintained its systematic approach throughout, adjusting exposures based on the strength and direction of price trends across asset classes. The strategy does not rely on predictions or discretionary decisions, instead following a rules-based process to identify opportunities and manage risk.

Performance Drivers

  Currencies: Net exposure to foreign currencies increased through the year as central bank paths diverged. Long positions in the Australian Dollar and the Canadian Dollar contributed early, and positions in long US dollar led later in the period. Long emerging market exposure also added gains.
  Commodities: Commodity results were mixed but positive for the year. Metals led early, with long gold exposure and copper and silver longs were added as trends developed and contributed profits as well. Energy took over later in the period, as long positions in gas oil, heating oil, and Brent crude benefited from sustained trends. Grains were mixed during the period but long exposure by year end provided positive results.
  Fixed Income: Fixed income remained the Fund's largest allocation by weight and contributed meaningfully early in the year, anchored by long short-duration positions in instruments. The portfolio later moved short across the curve in both domestic and foreign bonds. Short-term interest rate futures and European sovereign shorts detracted as rate expectations shifted.
  Equities: Single stocks were the largest driver of the year's return.As the market’s continued their trend higher and breaking record highs. The Fund continues to be net long Equities going into the new year.

Positioning as of June 30, 2026

At period-end of the period, MFUT held:

  Long positions in energy, metals, grains and mixed positioning in softs and livestock commodities
  Net long emerging market currencies and short the Euro and the Sterling.
  Short positions across the curve n domestic and foreign bonds
  Net long single-stock positions.

While the year included periods of disruption, the Fund remained consistent in applying its systematic process—reducing risk when trends weakened and scaling back in when trend strength improved. MFUT’s diversified, rules-based framework is designed to participate in sustained market trends while actively managing downside risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended June 30, 2026:	1 Year	Since Inception (5/28/24)
Cambria Chesapeake Pure Trend ETF - at NAV	25.93%	-3.63%
S&P 500 Total Return Index	22.32%	19.52%

Performance Inception Date	May 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.cambriafunds.com/mfut for more recent performance information.
Net Assets	$ 39,210,000
Holdings Count | Holdings	131
Advisory Fees Paid, Amount	$ 201,647
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$39,210
Number of Holdings	131
Total Advisory Fee Paid	$201,647
Portfolio Turnover Rate	83%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector/Security Type - Investments (% of net assets) (Excludes securities sold short and other financial instruments)
Largest Holdings [Text Block]
Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 3.57%	37.6%
Micron Technology, Inc.	5.4%
Cisco Systems, Inc.	3.0%
NVIDIA Corp.	2.3%
Advanced Micro Devices, Inc.	1.8%
Deere & Co.	1.7%
Corteva, Inc.	1.6%
Rio Tinto PLC	1.5%
ASML Holding NV	1.4%
BHP Group Ltd.	1.3%

Sector/Security Type - Securities Sold Short

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.